Related party transactions - Schedule of Amounts Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions [Line Items]
Amounts due from related parties, current	¥ 3,986	$ 611	¥ 1,709
Amounts due to related parties	24,941	$ 3,822	205,921
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties, current	3,986		1,709
Amounts due to related parties	6,699		7,943
Shanghai Chuangsi [Member]
Related party transactions [Line Items]
Amounts due to related parties	5,962		176,893
Kingsoft Cloud
Related party transactions [Line Items]
Amounts due to related parties	1,491		641
Xiaomi Group [Member]
Related party transactions [Line Items]
Amounts due to related parties	3,221		11,513
Guangzhou Sunhongs [Member]
Related party transactions [Line Items]
Amounts due to related parties	¥ 7,568		¥ 8,931